OTHER OPERATING ASSETS AND LIABILITIES - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Assets And Liabilities [Abstract]
Write-downs of inventories to the net realizable value	SFr 0.7	SFr 8.9
Value of inventories recognised as expense during period	SFr 226.1	SFr 217.8